BUILD BOND INNOVATION ETF

SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)
INVESTMENTS	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS — 0.8%
Call Options — 0.8%
SPDR S&P 500 ETF Trust
Expires 03/17/2023, Strike Price $356.00 (a)	4	$152,972	$13,728
Expires 06/16/2023, Strike Price $373.00 (a)	26	994,318	86,788
Expires 09/15/2023, Strike Price $395.00 (a)	30	1,147,290	77,700
Expires 12/15/2023, Strike Price $420.00 (a)	30	1,147,290	61,500
TOTAL PURCHASED OPTIONS (Cost $265,401)			239,716

		PRINCIPAL AMOUNT
CORPORATE BONDS — 7.4%
Activities Related to Credit Intermediation — 0.1%
Western Union Co., 4.25%, 06/09/2023		$27,000	26,872

Aerospace Product and Parts Manufacturing — 0.1%
General Dynamics Corp., 1.88%, 08/15/2023		15,000	14,707
Raytheon Technologies Corp., 3.65%, 08/16/2023		2,000	1,984
			16,691
Agencies, Brokerages, and Other Insurance Related Activities — 0.0% (b)
Chubb INA Holdings, Inc., 2.70%, 03/13/2023		3,000	2,988

Automotive Parts, Accessories, and Tire Stores — 0.1%
AutoZone, Inc.
2.88%, 01/15/2023		17,000	16,990
3.13%, 07/15/2023		7,000	6,918
			23,908
Beer, Wine, and Distilled Alcoholic Beverage Merchant Wholesalers — 0.0% (b)
Diageo Capital PLC., 2.63%, 04/29/2023 (c)		3,000	2,980

Beverage Manufacturing — 0.0% (b)
PepsiCo, Inc.
2.75%, 03/01/2023		7,000	6,984
0.75%, 05/01/2023		2,000	1,974
			8,958
Building Material and Supplies Dealers — 0.0% (b)
The Home Depot, Inc., 2.70%, 04/01/2023		14,000	13,936

Clothing Stores — 0.0% (b)
The TJX Co, Inc., 2.50%, 05/15/2023		10,000	9,912

Communications Equipment Manufacturing — 0.2%
Apple, Inc., 2.40%, 01/13/2023		2,000	1,999
QUALCOMM, Inc., 2.60%, 01/30/2023		70,000	69,889
			71,888
Computer Systems Design and Related Services — 0.2%
VMWARE, Inc., 0.60%, 08/15/2023		62,000	60,393

Couriers and Express Delivery Services — 0.2%
United Parcel Service, Inc., 2.50%, 04/01/2023		59,000	58,649

Data Processing, Hosting, and Related Services — 0.0% (b)
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023		6,000	5,956
4.45%, 08/02/2023		8,000	7,955
			13,911
Depository Credit Intermediation — 0.9%
Bank of America Corp., 3.30%, 01/11/2023		209,000	208,930
Capital One Financial Corp., 3.20%, 01/30/2023		5,000	5,000
Fifth Third Bancorp, 1.63%, 05/05/2023		37,000	36,596
State Street Corp., 3.10%, 05/15/2023		2,000	1,987
The Bank of New York Mellon Corp., 2.95%, 01/29/2023		17,000	16,980
			269,493
Electric Power Generation, Transmission and Distribution — 0.5%
American Electric Power Co, Inc., 0.75%, 11/01/2023		3,000	2,889
Berkshire Hathaway Energy Co., 2.80%, 01/15/2023		64,000	63,956
Duke Energy Carolinas LLC.
2.50%, 03/15/2023		6,000	5,984
3.38%, 09/01/2023		28,000	27,703
Entergy Louisiana LLC., 0.62%, 11/17/2023		9,000	8,668
MidAmerican Energy Holdings, 3.75%, 11/15/2023		15,000	14,842
Sierra Pacific Power Co., 3.38%, 08/15/2023		20,000	19,797
			143,839
Electronic Shopping and Mail-Order Houses — 0.2%
Amazon.com, Inc., 2.40%, 02/22/2023		6,000	5,981
eBay, Inc., 2.75%, 01/30/2023		45,000	44,927
			50,908
Foundries — 0.0% (b)
Precision Castparts Corp., 2.50%, 01/15/2023		6,000	5,995

Fruit and Vegetable Preserving and Specialty Food Manufacturing — 0.0% (b)
Campbell Soup Co., 3.65%, 03/15/2023		6,000	5,984

Grocery Stores — 0.1%
The Kroger Co., 3.85%, 08/01/2023		40,000	39,666

Hardware Manufacturing — 0.3%
Fortune Brands Innovations, Inc., 4.00%, 09/21/2023		100,000	99,308

Health and Personal Care Stores — 0.0% (b)
Express Scripts Holding Co., 3.00%, 07/15/2023		5,000	4,938
Walgreens Boots Alliance, Inc., 0.95%, 11/17/2023		2,000	1,926
			6,864
Insurance Carriers — 0.2%
Elevance Health, Inc., 0.45%, 03/15/2023		30,000	29,753
First American Financial Corp., 4.30%, 02/01/2023		19,000	18,981
Principal Financial Group, Inc., 3.13%, 05/15/2023		13,000	12,910
			61,644
Lessors of Real Estate — 0.5%
American Tower Corp., 5.00%, 02/15/2024		65,000	64,809
AvalonBay Communities, Inc., 2.85%, 03/15/2023		40,000	39,822
Camden Property Trust, 4.88%, 06/15/2023		16,000	15,966
Simon Property Group LP, 2.75%, 06/01/2023		27,000	26,736
			147,333
Management of Companies and Enterprises — 0.2%
Aetna Inc., 2.80%, 06/15/2023		73,000	72,244

Medical Equipment and Supplies Manufacturing — 0.0% (b)
Shire Acquisitions Investments Ireland DAC., 2.88%, 09/23/2023 (c)		2,000	1,966

Natural Gas Distribution — 0.1%
Kinder Morgan Energy Partners LP.
3.45%, 02/15/2023		15,000	14,968
3.50%, 09/01/2023		3,000	2,969
Puget Energy, Inc., 3.65%, 05/15/2025		5,000	4,764
			22,701
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing — 0.1%
Northrop Grumman Corp., 3.25%, 08/01/2023		20,000	19,875

Nondepository Credit Intermediation — 0.8%
American Express Co., 3.70%, 08/03/2023		2,000	1,987
American Honda Finance Corp., 2.05%, 01/10/2023		25,000	24,990
GlaxoSmithKline Capital PLC., 0.53%, 10/01/2023 (c)		100,000	96,786
John Deere Capital Corp.
2.70%, 01/06/2023		25,000	24,997
2.80%, 01/27/2023		14,000	13,984
2.80%, 03/06/2023		5,000	4,983
Toyota Motor Credit Corp., 2.63%, 01/10/2023		86,000	85,967
			253,694
Oil and Gas Extraction — 0.2%
Energy Transfer LP and Regency Energy Finance Corp., 4.50%, 11/01/2023		20,000	19,859
EOG Resources, Inc., 2.63%, 03/15/2023		43,000	42,835
Phillips 66, 3.85%, 04/09/2025		6,000	5,863
Total Energies Capital International SA., 2.70%, 01/25/2023 (c)		7,000	6,991
			75,548
Other Financial Investment Activities — 0.1%
Morgan Stanley, 3.75%, 02/25/2023		19,000	18,962

Other General Merchandise Stores — 0.4%
Walmart, Inc., 2.55%, 04/11/2023		120,000	119,264

Other Miscellaneous Manufacturing — 0.0% (b)
3M Co., 2.25%, 03/15/2023		8,000	7,957
Ingersoll-Rand Global Holding Company LTD., 4.25%, 06/15/2023		5,000	4,989
			12,946
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing — 0.0% (b)
Nutrien LTD., 1.90%, 05/13/2023 (c)		5,000	4,944

Petroleum and Coal Products Manufacturing — 0.0% (b)
Equinor ASA, 2.45%, 01/17/2023 (c)		3,000	2,998
Exxon Mobil Corp., 2.73%, 03/01/2023		7,000	6,979
			9,977
Petroleum and Petroleum Products Merchant Wholesalers — 0.1%
Energy Transfer LP.
3.60%, 02/01/2023		3,000	2,994
4.25%, 03/15/2023		10,000	9,977
4.20%, 09/15/2023		24,000	23,859
			36,830
Pharmaceutical and Medicine Manufacturing — 0.3%
AbbVie, Inc., 2.85%, 05/14/2023		3,000	2,979
AstraZeneca PLC., 3.50%, 08/17/2023 (c)		52,000	51,568
Celgene Corp., 2.75%, 02/15/2023		25,000	24,940
Sanofi, 3.38%, 06/19/2023 (c)		2,000	1,985
			81,472
Pipeline Transportation of Crude Oil — 0.5%
Enbridge, Inc., 0.55%, 10/04/2023 (c)		156,000	150,870
Sunoco Logistics Partners, 4.25%, 04/01/2024		6,000	5,897
			156,767
Pipeline Transportation of Natural Gas — 0.2%
TransCanada PipeLines LTD., 3.75%, 10/16/2023 (c)		50,000	49,500

Rail Transportation — 0.2%
Burlington Northern Santa Fe LLC.
3.00%, 03/15/2023		9,000	8,972
3.85%, 09/01/2023		6,000	5,952
Canadian Pacific Railway Co., 4.45%, 03/15/2023 (c)		9,000	8,989
Old Kansas City Southern, 3.00%, 05/15/2023		34,000	33,705
			57,618
Securities and Commodity Contracts Intermediation and Brokerage — 0.1%
The Charles Schwab Corp., 2.65%, 01/25/2023		4,000	3,995
The Goldman Sachs Group Inc., 3.20%, 02/23/2023		23,000	22,944
			26,939
Soap, Cleaning Compound, and Toilet Preparation Manufacturing — 0.0% (b)
The Procter & Gamble Co., 3.10%, 08/15/2023		2,000	1,977

Software Publishers — 0.3%
Adobe, Inc., 1.70%, 02/01/2023		100,000	99,763

Tobacco Manufacturing — 0.2%
Philip Morris International, Inc.
2.63%, 03/06/2023		34,000	33,870
1.13%, 05/01/2023		18,000	17,779
Reynolds American, Inc., 4.85%, 09/15/2023		7,000	6,986
			58,635
Waste Treatment and Disposal — 0.0% (b)
Waste Management, Inc., 2.40%, 05/15/2023		13,000	12,874
TOTAL CORPORATE BONDS (Cost $2,335,540)			2,336,616

U.S. TREASURY OBLIGATIONS — 91.0%
U.S. Treasury Bonds — 2.9%
1.250% due 05/15/2050		1,675,000	911,763
U.S. Treasury Notes - 88.1%
0.125% due 03/31/2023		200,000	197,954
2.750% due 04/30/2023		150,000	149,165
0.125% due 04/30/2023 (d)		2,500,000	2,465,664
1.750% due 05/15/2023		1,850,000	1,830,666
0.125% due 05/15/2023		1,000,000	983,533
1.375% due 06/30/2023		1,600,000	1,574,813
0.125% due 06/30/2023		300,000	293,351
0.125% due 07/15/2023		2,500,000	2,439,321
1.250% due 07/31/2023		2,500,000	2,450,850
0.125% due 07/31/2023		2,150,000	2,093,453
2.500% due 08/15/2023		2,900,000	2,859,985
0.125% due 08/15/2023		3,800,000	3,694,869
1.375% due 08/31/2023		600,000	586,594
0.125% due 08/31/2023		3,000,000	2,909,507
0.250% due 09/30/2023		2,430,000	2,349,306
0.875% due 01/31/2024		175,000	167,966
1.375% due 11/15/2031		725,000	592,291
			27,639,288
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,695,391)			28,551,051

SHORT-TERM INVESTMENT — 0.6%		SHARES
First American Government Obligations Fund - Class X, 4.08% (e)		173,657	173,657
TOTAL SHORT-TERM INVESTMENT (Cost $173,657)

TOTAL INVESTMENTS — 99.8% (Cost $31,469,989)			31,301,040
Other Assets in Excess of Liabilities — 0.2%			80,655
NET ASSETS — 100.0%			$31,381,695

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Foreign issued security. Foreign concentration is as follows: Canada: 0.68%, United Kingdom: 0.48%, France: 0.03%, Norway: 0.01%, Ireland: 0.01%.
(d)	A portion of this security is held for collateral on purchased options.
(e)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these schedules of investments.

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

a)
Security Valuation: The Fund values its investments at fair value. The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern Time. The Fund’s investments in securities are recorded at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

The Trust’s Board of Trustees (“Board”) designated the Adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The Adviser has established a Fair Valuation Committee (“Valuation Committee”) to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee also regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews. The Valuation Committee reports to the Board in formation regarding the fair valuation process and related matters.

Equity securities, exchange-traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If no sale occurred during the day, investments are valued at the mean between closing bid and asked prices and categorized as Level 2. Investments in other regulated investment companies, including money market funds, are generally priced at the ending NAV provided by the service agent of the Fund and categorized as Level 1.

Bonds, notes, and U.S. government obligations are valued at an evaluated mean price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. These securities will generally be categorized in Level 2 of the fair value hierarchy.

 The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Unadjusted quoted prices in active markets for identical.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

 The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2022.

Description	Level 1	Level 2	Level 3	Total

Build Bond Innovation ETF
Assets
Purchased Options	$239,716	$-	$-	$239,716
Corporate Bonds	-	2,336,616	-	2,336,616
U.S. Treasury Obligations	-	28,551,051	-	28,551,051
Short Term Investment	173,657	-	-	173,657
Total Assets	$413,373	$30,887,667	$-	$31,301,040

Please refer to the Schedule of Investments to view securities segregated by industry type.

The Fund did not hold any investments during the period ended December 31, 2022, with significant unobservable inputs categorized as Level 3.